Shares	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Shares

12.           Shares

The Company's issued and vested shares are as follows:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Number of Vested Shares Issued
Class A Shares	146,333	146,333
Class C Shares	447	447
Class P(A) Shares	6,887	6,887
Class P(C) Shares	2	2
Class P-1(A) Shares	6,094	—
Class P-1(C) Shares	232	—

Each outstanding Class A Share, Class P(A) Share, Class P-1(A) Share, Class C Share, Class P(C) Share and Class P-1(C) Share equally participates in the earnings of the Company. All of these shares cannot be transferred without approval by the Board of Managers of the Company, with the exception of transfers to certain related parties. Most of the Class A, Class P(A) and Class P-1(A) Shareholders have the right to appoint the members of the Board of Managers. The Class C, Class P(C) and Class P-1(C) Shareholders do not have the right to appoint members of the Board of Managers.

As a result of the Recapitalization described in Note 2, all of the outstanding Class A Shares, Class P(A) Shares, Class P-1(A) Shares, Class C Shares, Class P(C) Shares and Class P-1(C) Shares of the Company were exchanged for 222,222,197 LLC Interests.  The Company’s issued and vested shares adjusted retroactively for the Recapitalization, in their pre-exchange classes, are as follows at December 31, 2018 and 2017:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Number of Vested Shares Issued
Class A Shares	203,245,361	203,245,361
Class C Shares	612,431	621,431
Class P(A) Shares	9,565,659	9,565,659
Class P(C) Shares	2,520	2,520
Class P-1(A) Shares	8,464,589	—
Class P-1(C) Shares	322,637	—